15. Equity (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Equity Details
Issued capital	€ 468	€ 333
Common shares	46,791,352	33,262,745
Par value	€ .01	€ .01